RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 01, 2023	Mar. 22, 2023	Feb. 23, 2023	Dec. 31, 2022	Apr. 01, 2022	Mar. 01, 2022	Feb. 15, 2022	Jul. 26, 2021	Apr. 07, 2021	Feb. 28, 2022	May 31, 2023	Feb. 28, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Apr. 29, 2021
Related Party Transaction [Line Items]
General and administrative expense											$ 54,311		$ 12,032	$ 263,505	$ 229,484
share price																$ 0.71
Number of shares purchase, value
Other expenses														67,500	48,000
Total cash compensation										$ 7,000				660,000	240,000
Operating expenses											98,446		47,888	597,305	$ 309,035
Repayment for related party											28,000		$ 3,000
Promissory Note One [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Promissory note issued							$ 200,000
Promissory note term							20 years
Interest rate							6.58%
Promissory note monthly payment					$ 1,500
Promissory note balance											170,444	$ 185,000		$ 185,000
Promissory Note Two [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Promissory note issued						$ 253,954
Promissory note term						10 years
Interest rate						6.63%
Promissory note monthly payment	$ 2,900
Promissory note balance											253,954
Promissory note interest											2,814
Promissory Note Three [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Promissory note issued				$ 1,237,600
Promissory note term				10 years
Interest rate				6.42%
Promissory note monthly payment	$ 14,000
Promissory note balance											837,600
Promissory note interest											13,279
Promissory note forgiveness				$ 400,000
Merger Agreement [Member]
Related Party Transaction [Line Items]
Operating expenses												$ 50,000
EROP [Member]
Related Party Transaction [Line Items]
Number of shares issued for services														500,000
Other expenses														$ 135,000
Shares Issued, Price Per Share												$ 0.27		$ 0.27
Thirty 05 Llc [Member]
Related Party Transaction [Line Items]
Number of shares issued for services														500,000
Other expenses														$ 135,000
Shares Issued, Price Per Share												0.27		$ 0.27
Michael Pruitt [Member]
Related Party Transaction [Line Items]
Number of shares issued for services														250,000
Other expenses														$ 67,500
Shares Issued, Price Per Share												$ 0.27		$ 0.27
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares purchase														26,089,758
Number of shares purchase, value														$ 260,898
Number of shares issued for services														250,000	475,000
Total cash compensation														$ 110,000	$ 24,000
Mr Jannoun [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted								$ 3,000
Conversion of stock shares converted shares								30,000
share price								$ 0.50
Debt conversion total amount								$ 12,000
Erop Enterprises Llc [Member]
Related Party Transaction [Line Items]
General and administrative expense															$ 28,870
Erop Enterprises Llc [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted								$ 28,870
Conversion of stock shares converted shares								288,700
share price								$ 0.50
Debt conversion total amount								$ 115,480
EROP [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
share price										$ 0.52					$ 0.52
Number of shares purchase															1,475,000
Number of shares purchase, value															$ 147,500
Number of shares issued for services															200,000
Non-cash expense															$ 104,000
Other expenses															73,667
EROP [Member] | Common Stock [Member] | Service [Member]
Related Party Transaction [Line Items]
Revenue															5,000
Executive Employment Agreement [Member] | Jeff Kim [Member]
Related Party Transaction [Line Items]
Due to related party		$ 200,000
Repayment for related party		10,000
Related party payment threshold		$ 10,000
Accrued compensation											$ 50,000	$ 20,000		$ 20,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
General and administrative expense															$ 3,000
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares purchase											2,000,000
Number of shares issued for services			2,000,000
Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued for services			26,089,758								26,089,758
Director [Member]
Related Party Transaction [Line Items]
share price									$ 0.12
Restricted shares gross									200,000
Restricted shares gross value									$ 48,000